Restricted cash	12 Months Ended
Jun. 30, 2021
Restricted cash
Restricted cash

24 Restricted cash

	As at June 30,
	2020	2021
	RMB’000	RMB’000
Restricted cash	7,056	3,680

Restricted cash represents cash held in an escrow bank account in the PRC with designated usage of settlement with franchisees.